UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment [ ]; Amendment Number
This Amendment (check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report.

Name:     Icahn Management LP
Address:  100 South Bedford Rd.
          Mt. Kisco, NY  10549

Form 13F File Number:  28-11143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Edward E. Mattner
Title:  Authorized Signatory
Phone:  (212) 702-4300

Signature, Place, and Date of Signing:


/s/ Edward E. Mattner
---------------------
Edward E. Mattner                   New York, New York                 5/15/06
[Signature]                         [City, State]                      [Date]

Report Type (check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).) Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  24

Form 13F Information Table Value Total:  $2,410,085
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.      Form 13F File Number      Name




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                                                    Form 13F Information Table
                                          Name of Reporting Manager: Icahn Management LP


    COLUMN 1         COLUMN 2   COLUMN 3    COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
NAME OF              TITLE OF                VALUE    SHRS OR   SH/   PUT/   INVESTMENT   OTHER         Voting Authority
ISSUER               CLASS      CUSIP       (x$1000)  PRN AMT   PRN   CALL   DISCRETION  MANAGER    SOLE   SHARED     NONE
------               -----      -----       --------  -------   ---   ----   ----------  -------    ----   ------     ----


ADVENTRX PHARM INC      COM    00764X103    17,125    3,459,459  SH             Sole      n/a    3,459,459

BJ'S WHOLESALE          COM    05548J106    79,061    2,509,091  SH             Sole      n/a    2,509,091
CLUB INC.

BKF CAP GROUP INC       COM    05548G102     9,039      695,280  SH             Sole      n/a      695,280

BLOCKBUSTER INC         CL A   093679108    36,473    9,187,280  SH             Sole      n/a    9,187,280

BLOCKBUSTER INC         CL B   093679207    15,941    4,452,905  SH             Sole      n/a    4,452,905

CENDANT CORP.           COM    151313103    41,625    2,399,100  SH             Sole      n/a    2,399,100

CIMAREX ENERGY CO       COM    171798101    96,132    2,222,198  SH             Sole      n/a    2,222,198

CONSOL ENERGY INC.      COM    20854P109   100,521    1,355,455  SH             Sole      n/a    1,355,455

FAIRMONT HOTELS INC     COM    305204109   318,380    7,122,600  SH             Sole      n/a    7,122,600

FEDERATED DEPARTMENT    COM    31410H101    73,386    1,005,280  SH             Sole      n/a    1,005,280
STORES INC.

GENCORP. INC.           COM    368682100    44,405    2,160,800  SH             Sole      n/a    2,160,800

GUIDANT CORP.           COM    401698105    27,441      351,538  SH             Sole      n/a      351,538

HOUSTON EXPLORATION CO. COM    442120101    16,898      320,640  SH             Sole      n/a      320,640

KERR MCGEE CORP         COM    492386107   331,341    3,470,270  SH             Sole      n/a    3,470,270

LEAR CORP.              COM    521865105    46,667    2,632,080  SH             Sole      n/a    2,632,080

LEXAR MEDIA CORP        COM    52886P104    42,391    4,940,740  SH             Sole      n/a    4,940,740

LIONS GATE
ENTERTAINMENT CORP.     COM    535919203    41,817    4,119,918  SH             Sole      n/a    4,119,918

PIONEER NAT RES CO      COM    723787107    32,894      743,350  SH             Sole      n/a      743,350

TELIK INC.              COM    87959M109    29,880    1,543,421  SH             Sole      n/a    1,543,421

TIME WARNER INC         COM    887317105   768,513   45,772,052  SH             Sole      n/a   45,772,052

TRANSOCEAN INC.         COM    G90078109    89,325    1,112,393  SH             Sole      n/a    1,112,393

TYCO INTERNATIONAL LTD. COM    902124106   106,154    3,949,175  SH             Sole      n/a    3,949,175

UNUMPROVIDENT CORP      COM    91529Y106    38,860    1,897,440  SH             Sole      n/a    1,897,440

WILLIAMS COMPANIES INC. COM    969457100     5,816      271,896  SH             Sole      n/a      271,896



                                 Total:  2,410,085

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